                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                 PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to the prospectus for the Class XC variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I.   GUARANTEED WITHDRAWAL BENEFITS

In the "LIVING BENEFITS" section of the prospectus, under "Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit - Managing Your Withdrawals," replace the second and third sentences with the following:

     To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced.

In the "LIVING BENEFITS" section of the prospectus, under "Guaranteed Withdrawal Benefits - Description of the Guaranteed Withdrawal Benefit I," add the following at the end of the second paragraph:

     and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

II.  FIRST METLIFE INVESTORS DESCRIPTION

In the "OTHER INFORMATION" section of the prospectus, under the "First MetLife Investors" heading, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 343-8496
Irvine, CA 92614

                                                                   SUPP-NYXC0609

                  FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                        SUPPLEMENT DATED JUNE 29, 2009
                                      TO
                      STATEMENTS OF ADDITIONAL INFORMATION
                       DATED MAY 1, 2009 AND MAY 4, 2009

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 and May 4, 2009 for variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," and "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at
(800) 343-8496 to request a free copy.

FIRST METLIFE INVESTORS DESCRIPTION

In the "COMPANY" section of the SAI, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

 5 Park Plaza, Suite 1900                            Telephone: (800) 343-8496
 Irvine, CA 92614



                                                               SUPP-SAINYIM0609